Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain on investments	Retained earnings	Common shares held in treasury
Balance at beginning of year at Dec. 31, 2015		$ 87,237	$ 34,150	$ 3,982,147	$ (83,283)	$ (53,970)	$ (31,861)	$ 2,548	$ 6,146,802	$ (3,266,552)
Cancellation of treasury shares		(39,082)		(1,466,363)					(1,742,718)	3,248,162
Cancellation of outstanding common shares		(48,155)		48,155
Redemption of preferred shares			(5,981)	(138,636)
Stock compensation expense, net of taxes paid				48,731
Reissuance of common shares				(2,193)					(17,229)	18,390
Settlement of stock options and SSARs	$ 75,531			(75,311)
Change in currency translation adjustment	12,202					6,175
De-designated net investment hedge						6,027
Change in currency translation adjustment						12,202
Change in unfunded pension obligation, net of tax	(1,909)						(1,909)
Change in fair value of designated cash flow hedges	0							0
Change in unrealized gains or losses on investments, net of tax	(1,579)							(1,579)
Net (loss) income	447,308								447,308
Dividends on common shares									(436,430)
Dividends on preferred shares	(55,043)								(55,043)
Loss on redemption of preferred shares	(4,908)								(4,908)
Balance at end of year at Dec. 31, 2016	6,687,912	0	28,169	2,396,530	(74,569)	(41,768)	(33,770)	969	4,337,782	0
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Redemption of preferred shares			0	0
Stock compensation expense, net of taxes paid				0
Reissuance of common shares				0					0	0
Settlement of stock options and SSARs	0			0
Change in currency translation adjustment	(15,135)					(15,135)
De-designated net investment hedge						0
Change in currency translation adjustment						(15,135)
Change in unfunded pension obligation, net of tax	(274)						(274)
Change in fair value of designated cash flow hedges	0							0
Change in unrealized gains or losses on investments, net of tax	(303)							(303)
Net (loss) income	264,021								264,021
Dividends on common shares									(144,693)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2017	6,745,112	0	28,169	2,396,530	(90,281)	(56,903)	(34,044)	666	4,410,694	0
Cancellation of treasury shares		0		0					0	0
Cancellation of outstanding common shares		0		0
Redemption of preferred shares			0	0
Stock compensation expense, net of taxes paid				0
Reissuance of common shares				0					0	0
Settlement of stock options and SSARs	0			0
Change in currency translation adjustment	(74,797)					(74,797)
De-designated net investment hedge						0
Change in currency translation adjustment						(74,797)
Change in unfunded pension obligation, net of tax	24,859						24,859
Change in fair value of designated cash flow hedges	1,877							1,877
Change in unrealized gains or losses on investments, net of tax	(292)							(292)
Net (loss) income	(85,994)								(85,994)
Dividends on common shares									(47,835)
Dividends on preferred shares	(46,416)								(46,416)
Loss on redemption of preferred shares	0								0
Balance at end of year at Dec. 31, 2018	$ 6,516,514	$ 0	$ 28,169	$ 2,396,530	$ (138,634)	$ (131,700)	$ (9,185)	$ 2,251	$ 4,230,449	$ 0